Employee Information - Summary of Number of Employees by Market Area (Detail) - Employee	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Information About Employees [line items]
Number of employees	101,322	100,824
South East Asia, Oceania and India [member]
Disclosure of Information About Employees [line items]
Number of employees	26,369	25,869
North East Asia [member]
Disclosure of Information About Employees [line items]
Number of employees	13,091	13,944
North America [member]
Disclosure of Information About Employees [line items]
Number of employees	10,344	10,175
Europe and Latin America [member]
Disclosure of Information About Employees [line items]
Number of employees	47,064	46,580
Middle East and Africa [member]
Disclosure of Information About Employees [line items]
Number of employees	4,454	4,256
Sweden [member]
Disclosure of Information About Employees [line items]
Number of employees	14,183	13,173
Of which in EU [member]
Disclosure of Information About Employees [line items]
Number of employees	35,950	35,552